Principles of consolidation (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
Principles Of Consolidation
Investment	$ 38,990
Assets and liabilities	32,456
Additional shares	4,136
NEXAs share	$ 1,885